Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund
Royce Special Equity Multi-Cap Fund
Investment Goal
Royce Special Equity Multi-Cap Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Royce ISI Prospectus Royce Special Equity Multi-Cap Fund	Investment Class	Service Class	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fee	1.00%	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce ISI Prospectus Royce Special Equity Multi-Cap Fund		Investment Class	Service Class	Institutional Class
Management fees		1.00%	1.00%	1.00%
Distribution (12b-1) fees		none	0.25%	none
Other expenses		0.72%	0.72%	0.72%
Total annual Fund operating expenses		1.72%	1.97%	1.72%
Fee waivers and/or expense reimbursements	[1]	(0.48%)	(0.58%)	(0.68%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.24%	1.39%	1.04%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment, Service, and Institutional Classes' net annual operating expenses at or below 1.24, 1.39% and 1.04%, respectively, through April 30, 2015 for the Investement and Institutional Classes, and through April 30, 2014 for the Service Class.
[2]	Expenses for the Investment and Institutional Classes have been estimated for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the periods noted above) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce ISI Prospectus Royce Special Equity Multi-Cap Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investment Class	126	393	790	1,903
Service Class	142	503	952	2,199
Institutional Class	106	331	730	1,849

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities. The portfolio manager applies an intensive value approach in managing the Fund’s assets. This approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism, has its roots in the teachings of Benjamin Graham and Abraham Briloff.

     Normally, the Fund invests at least 80% of its net assets in equity securities. Although the Fund may invest in the equity securities of companies of any market capitalization, Royce expects that a significant portion of the Fund’s assets may be invested in the equity securities of mid- and larger-cap companies with market capitalizations of more than $5 billion. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/ or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Special Equity Multi-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of an investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.

     The prices of mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing exclusively in larger-cap companies or other asset classes. In addition, as of December 31, 2011 the Fund held less than 100 portfolio securities and therefore may involve more risk to investors than a more diversified portfolio of mid- and larger-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory or market event.

     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

     The Fund’s intensive value approach may not be successful and could result in portfolio losses.

     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 1000 Index, the Fund’s benchmark index. The Investment Class commenced operations on March 1, 2012, and the Institutional Class commenced operations on April 18, 2012. Returns will differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 10.51% (quarter ended 12/31/11) and the lowest return for a calendar quarter was -9.94% (quarter ended 9/30/11).
ANNUALIZED TOTAL RETURNS (12/31/11)
Average Annual Total Returns Royce ISI Prospectus	1 Year	Since Inception	Inception Date
Royce Special Equity Multi-Cap Fund Service Class	7.20%	7.20%
Royce Special Equity Multi-Cap Fund Service Class After Taxes on Distributions	7.08%	7.08%
Royce Special Equity Multi-Cap Fund Service Class After Taxes on Distributions and Sales	4.84%	4.84%
Royce Special Equity Multi-Cap Fund			Dec. 31, 2010
Royce Special Equity Multi-Cap Fund Russell 1000 Index	1.50%	1.50%

The table also presents the impact of taxes on the Fund’s returns. (Service Class again used for illustrative purposes). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.